Convertible Preferred Shares and Shareholders' Equity (Deficit) - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 19, 2015 USD ($) $ / shares shares	Mar. 31, 2016 $ / shares shares	Jun. 30, 2016 $ / shares shares	Nov. 05, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Mar. 31, 2015 £ / shares shares	Mar. 31, 2014 shares	Mar. 31, 2013 shares
Class of Stock [Line Items]
Ordinary shares, authorized		300,000,000	300,000,000	118,657,039	118,657,039	118,657,039
Ordinary shares, nominal value | $ / shares		$ 0.012	$ 0.012	$ 0.012	$ 0.012
Convertible preferred shares, authorized					75,458,210	75,458,210
Common stock, shares outstanding		54,216,738	54,476,620		32,928,499	32,928,499
Ordinary shares voting rights		Under our Memorandum and Articles of Association that became effective upon the IPO, each ordinary share entitles the holder to one vote for each share on all matters submitted to a vote of our shareholders at all meetings of shareholders and written actions in lieu of meetings.
Dividends declared | $ / shares		$ 0
Dividends paid | $ / shares		$ 0
Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible preferred shares, authorized				12,576,364	12,576,364	12,576,364
Preferred shares, nominal value | $ / shares				$ 0.012
Number of ordinary shares issued upon conversion of convertible preferred shares		12,576,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, authorized					1,003,300,000	1,003,300,000
Ordinary shares, nominal value | (per share)					$ 0.012	£ 0.000001
Issuance of ordinary shares in the IPO, shares		7,750,000
Common stock, shares outstanding		54,217,000			32,928,000	32,928,000	32,044,000	32,003,000
Number of ordinary shares issued upon conversion of convertible preferred shares		12,576,000
IPO [Member]
Class of Stock [Line Items]
Ordinary shares, authorized					300,000,000	300,000,000
Preferred shares, nominal value | $ / shares					$ 0.012
Preferred shares, authorized					5,000,000	5,000,000
Issuance of ordinary shares in the IPO, shares	7,750,000
Issuance of ordinary shares in the IPO, price per share | $ / shares	$ 10.00
Aggregate net proceeds received after deducting underwriting discounts and commissions and other offering expenses | $	$ 68.3
Underwriting discounts and commissions and other offering expenses | $	$ 9.2
Common stock, shares outstanding	33,694,703
Convertible Preferred Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Number of ordinary shares issued upon conversion of convertible preferred shares	12,576,364
Founder Shares [Member]
Class of Stock [Line Items]
Ordinary shares, authorized				8,107,039
Class A Shares [Member]
Class of Stock [Line Items]
Ordinary shares, authorized				70,000,000
Class B Shares [Member]
Class of Stock [Line Items]
Ordinary shares, authorized				40,000,000
Class C Shares [Member]
Class of Stock [Line Items]
Ordinary shares, authorized				550,000
Series A Preferred Shares [Member] | Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible preferred shares, authorized				7,051,814	7,051,814	7,051,814
Series B Preferred Shares [Member] | Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible preferred shares, authorized				5,524,550	5,524,550	5,524,550